Other income - Schedule of other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of other income [Line Items]
Interest and other income	$ 31,394	$ 21,657	$ 63,072	$ 58,650
Proceeds from unsecured claims	1,329	39,352	2,913	39,352
Other income (loss)	41,090	71,188	83,467	118,378
Management fees
Schedule of other income [Line Items]
Management fees	$ 8,367	$ 10,179	$ 17,482	$ 20,376